Revenue By Categories (Tables)	12 Months Ended
Dec. 31, 2023
Revenue By Categories [Abstract]
Schedule of Revenue Generated from Different Revenue Streams

The following table summarizes the revenue generated from different revenue streams:

	As of December 31,
	2023	2022	2021
	US$	US$	US$
Cloud mining solutions	178,044,160	99,391,592	75,855,841
Self-mining revenue	100,197,667	60,290,623	—
Sale of mining equipment	—	10,400,000	18,176,401
Leasing of mining equipment	—	1,335,706	7,290,904
Sourcing commission for mining equipment	—	18,791,519	780,342
Hosting services and others	5,864,185	7,989,334	940,097
	284,106,012	198,198,774	103,043,585

Schedule of Revenue Generated from Different Continents

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	2023		2022		2021
	Amount	%	Amount	%	Amount	%
	US$		US$		US$
North America	99,042,513	54%	98,002,901	71%	23,519,663	23%
Europe	47,372,340	26%	28,601,831	21%	14,290,257	14%
Asia	31,113,076	17%	10,319,535	7%	64,551,219	62%
Others	6,380,416	3%	983,884	1%	682,446	1%
Total revenue(i)	183,908,345	100%	137,908,151	100%	103,043,585	100%

(i)      Total revenue excludes self-mining revenue.

Schedule of Revenue Recognized from Receipt of Digital Assets

The amount of revenue recognized from receipt of digital assets and receipt of US$ is presented separately as following:

	As of December 31,
	2023	2022	2021
	US$	US$	US$
Revenue recognized in digital assets payment	284,106,012	179,407,776	91,183,384
Revenue recognized in US dollars payment	—	18,790,998	11,860,201
	284,106,012	198,198,774	103,043,585